GOODWILL - RECOVERABLE AMOUNTS OF CASH-GENERATING UNITS - NARRATIVE (Details)	Dec. 31, 2022	Dec. 31, 2021
Top of Range
GOODWILL
Pre-tax discount rates applied to cash flow projections	12.20%	11.70%
Bottom of Range
GOODWILL
Pre-tax discount rates applied to cash flow projections	10.10%	11.40%